Material Accounting Policies (Details) - Schedule of Straight-Line Method Over Their Estimated Useful Lives, At the Depreciation	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Buildings and Improvements [Member]
Schedule of Straight-Line Method Over Their Estimated Useful Lives, at Depreciation [Line Items]
Annual depreciation rates %	3.00%	3.00%	3.00%
Equipment and Facilities [Member]
Schedule of Straight-Line Method Over Their Estimated Useful Lives, at Depreciation [Line Items]
Annual depreciation rates %	7.00%	7.00%	7.00%
Vehicles and Agricultural Machinery [Member]
Schedule of Straight-Line Method Over Their Estimated Useful Lives, at Depreciation [Line Items]
Annual depreciation rates %	7.00%	7.00%	7.00%
Furniture and Fixtures [Member]
Schedule of Straight-Line Method Over Their Estimated Useful Lives, at Depreciation [Line Items]
Annual depreciation rates %	10.00%	10.00%	10.00%
Opening of Areas [Member]
Schedule of Straight-Line Method Over Their Estimated Useful Lives, at Depreciation [Line Items]
Annual depreciation rates %	5.00%	5.00%	5.00%
Permanent Cultures [Member]
Schedule of Straight-Line Method Over Their Estimated Useful Lives, at Depreciation [Line Items]
Annual depreciation rates %			20.00%